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                                [LOGO] MULTI-FLEX

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                                 Annual Report

                               December 31, 2002

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 Nationwide(R)                                           [LOGO] Nationwide (R)
   Multi-Flex                                         Nationwide is on your side
Variable Account                                            Columbus, Ohio

                                 APO-724-12/02

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                               [LOGO] Nationwide

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Multi-Flex Variable Account.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J.Gasper, President
                                February 24, 2003

                                       2

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 14, provide further disclosures about the variable account and its underlying contract provisions.

                                       3

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                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:
   Investments at fair value:

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         212,550 shares (cost $4,702,735) ........................................   $  3,492,203

      AIM VIF - International Equity Fund - Series I Shares (AIMIntEq)
         36,437 shares (cost $565,927) ...........................................        455,097

      American Century VP - Balanced Fund - Class I (ACVPBal)
         816,425 shares (cost $5,488,024) ........................................      4,743,431

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         2,146,523 shares (cost $17,749,304) .....................................     12,685,951

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         1,083,763 shares (cost $6,817,629) ......................................      5,592,217

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         1,346,620 shares (cost $36,083,283) .....................................     25,451,125

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         2,671,479 shares (cost $79,440,419) .....................................     60,028,139

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         291,659 shares (cost $9,961,597) ........................................      8,393,937

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         2,268,927 shares (cost $82,926,032) .....................................     64,437,527

      Dreyfus VIF - Quality Bond Portfolio - Initial Shares (DryVIFQualBd)
         915,492 shares (cost $10,712,642) .......................................     10,665,485

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         4,085,206 shares (cost $92,496,853) .....................................     74,187,344

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         2,466,262 shares (cost $16,359,197) .....................................     14,624,933

      Franklin Templeton VIP - Templeton Foreign Securities
         Fund - Class I (FrVIPForSec)
         2,364,217 shares (cost $29,070,260) .....................................     22,483,703

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         92,105 shares (cost $685,710) ...........................................        650,259

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         4,857,877 shares (cost $56,675,618) .....................................     59,654,725

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,016,952 shares (cost $14,818,756) .....................................      7,647,476

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         22,059,283 shares (cost $22,059,283) ....................................     22,059,283

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         17,975,551 shares (cost $212,776,053) ...................................    145,601,963

      Janus AS - International Growth Portfolio - Institutional Shares (JanIntGr)
         615,459 shares (cost $14,003,364) .......................................     10,647,437

      Neuberger Berman AMT - Balanced Portfolio(R)(NBAMTBal)
         2,495,410 shares (cost $23,859,174) .....................................     19,489,149

      Strong Opportunity Fund II, Inc.(StOpp2)
         1,958,023 shares (cost $41,603,931)......................................     27,157,779
                                                                                     ------------
            Total investments ....................................................    600,149,163

   Accounts receivable ...........................................................         33,291
                                                                                     ------------
            Total assets .........................................................    600,182,454

Accounts payable .................................................................             --
                                                                                     ------------
Contract owners' equity (note 4) .................................................   $600,182,454
                                                                                     ============

See accompanying notes to financial statements.

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                                       5

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                        Total        AIMCapAp    AIMIntEq    ACVPBal
                                                        -------------   ----------   --------   ----------
   Reinvested dividends .............................   $  10,576,343           --      2,904      145,497
   Mortality and expense risk charges (note 2) ......      (8,859,500)     (53,084)    (6,534)     (67,013)
                                                        -------------   ----------   --------   ----------
      Net investment income (loss) ..................       1,716,843      (53,084)    (3,630)      78,484
                                                        -------------   ----------   --------   ----------

   Proceeds from mutual fund shares sold ............     106,338,618    1,062,014    176,500      948,269
   Cost of mutual fund shares sold ..................    (146,623,569)  (1,299,766)  (201,864)  (1,123,171)
                                                        -------------   ----------   --------   ----------
      Realized gain (loss) on investments ...........     (40,284,951)    (237,752)   (25,364)    (174,902)
   Change in unrealized gain (loss)
      on investments ................................     (97,700,045)    (973,829)   (63,796)    (525,806)
                                                        -------------   ----------   --------   ----------
      Net gain (loss) on investments ................    (137,984,996)  (1,211,581)   (89,160)    (700,708)
                                                        -------------   ----------   --------   ----------
   Reinvested capital gains .........................       3,186,108           --         --           --
                                                        -------------   ----------   --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $(133,082,045)  (1,264,665)   (92,790)    (622,224)
                                                        =============   ==========   ========   ==========

Investment activity:                                    ACVPCapAp    ACVPIncGr     DrySRGro      DryStkIx
                                                        ----------   ----------   -----------   -----------
   Reinvested dividends .............................           --       70,793        68,353       939,494
   Mortality and expense risk charges (note 2) ......     (198,677)     (81,196)     (403,584)     (886,465)
                                                        ----------   ----------   -----------   -----------
      Net investment income (loss) ..................     (198,677)     (10,403)     (335,231)       53,029
                                                        ----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ............    3,346,199    1,194,340     4,305,627     7,418,280
   Cost of mutual fund shares sold ..................   (5,647,165)  (1,368,444)   (5,264,779)   (9,105,752)
                                                        ----------   ----------   -----------   -----------
      Realized gain (loss) on investments ...........   (2,300,966)    (174,104)     (959,152)   (1,687,472)
   Change in unrealized gain (loss)
      on investments ................................   (1,430,145)  (1,333,707)  (10,292,797)  (17,446,688)
                                                        ----------   ----------   -----------   -----------
      Net gain (loss) on investments ................   (3,731,111)  (1,507,811)  (11,251,949)  (19,134,160)
                                                        ----------   ----------   -----------   -----------
   Reinvested capital gains .........................           --           --            --            --
                                                        ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........   (3,929,788)  (1,518,214)  (11,587,180)  (19,081,131)
                                                        ==========   ==========   ===========   ===========

Investment activity:                                     DryVIFApp    DryVIFDevLd   DryVIFQualBd    FidVIPEI
                                                        -----------   -----------   ------------   -----------
   Reinvested dividends .............................   $   103,307        34,294       507,808      1,558,335
   Mortality and expense risk charges (note 2) ......      (115,937)     (956,051)     (126,132)    (1,097,854)
                                                        -----------   -----------    ----------    -----------
      Net investment income (loss) ..................       (12,630)     (921,757)      381,676        460,481
                                                        -----------   -----------    ----------    -----------

   Proceeds from mutual fund shares sold ............       828,229     6,291,790     1,568,091     10,293,787
   Cost of mutual fund shares sold ..................      (909,821)   (7,382,947)   (1,626,989)   (11,755,820)
                                                        -----------   -----------    ----------    -----------
      Realized gain (loss) on investments ...........       (81,592)   (1,091,157)      (58,898)    (1,462,033)
   Change in unrealized gain (loss)
      on investments ................................    (1,722,228)  (14,818,157)      307,570    (18,438,803)
                                                        -----------   -----------    ----------    -----------
      Net gain (loss) on investments ................    (1,803,820)  (15,909,314)      248,672    (19,900,836)
                                                        -----------   -----------    ----------    -----------
   Reinvested capital gains .........................            --            --            --      2,121,066
                                                        -----------   -----------    ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $(1,816,450)  (16,831,071)      630,348    (17,319,289)
                                                        ===========   ===========    ==========    ===========

Investment activity:                                     FidVIPHI    FrVIPForSec   GVITFHiInc    GVITGvtBd
                                                        ----------   -----------   ----------   ----------
   Reinvested dividends .............................    1,585,316       469,550      50,886     2,537,124
   Mortality and expense risk charges (note 2) ......     (183,184)     (330,659)     (7,689)     (742,348)
                                                        ----------    ----------    --------    ----------
      Net investment income (loss) ..................    1,402,132       138,891      43,197     1,794,776
                                                        ----------    ----------    --------    ----------

   Proceeds from mutual fund shares sold ............    1,561,842     2,134,338     258,639     9,890,178
   Cost of mutual fund shares sold ..................   (1,892,951)   (2,481,757)   (280,576)   (9,307,893)
                                                        ----------    ----------    --------    ----------
      Realized gain (loss) on investments ...........     (331,109)     (347,419)    (21,937)      582,285
   Change in unrealized gain (loss)
      on investments ................................     (808,524)   (5,346,985)    (10,110)    2,389,061
                                                        ----------    ----------    --------    ----------
      Net gain (loss) on investments ................   (1,139,633)   (5,694,404)    (32,047)    2,971,346
                                                        ----------    ----------    --------    ----------
   Reinvested capital gains .........................           --            --          --       472,086
                                                        ----------    ----------    --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      262,499    (5,555,513)     11,150     5,238,208
                                                        ==========    ==========    ========    ==========

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS,Continued
Year Ended December 31,2002

Investment activity:                                     GVITGrowth     GVITMyMkt     GVITTotRt
                                                        ------------   -----------   -----------
   Reinvested dividends .............................   $         --       190,269     1,470,338
   Mortality and expense risk charges (note 2) ......       (143,855)     (311,790)   (2,291,378)
                                                        ------------   -----------   -----------
      Net investment income (loss) ..................       (143,855)     (121,521)     (821,040)
                                                        ------------   -----------   -----------

   Proceeds from mutual fund shares sold ............      5,117,867    13,559,270    28,119,508
   Cost of mutual fund shares sold ..................    (14,671,729)  (13,559,270)  (48,537,698)
                                                        ------------   -----------   -----------
      Realized gain (loss) on investments ...........     (9,553,862)           --   (20,418,190)
   Change in unrealized gain (loss)
      on investments ................................      5,575,883            --   (14,713,381)
                                                        ------------   -----------   -----------
      Net gain (loss) on investments ................     (3,977,979)           --   (35,131,571)
                                                        ------------   -----------   -----------
   Reinvested capital gains .........................             --            --            --
                                                        ------------   -----------   -----------
         Net increase (decrease) in contract owners'
          equity resulting from operations ..........   $ (4,121,834)     (121,521)  (35,952,611)
                                                        ============   ===========   ===========

Investment activity:                                     JanIntGr     NBAMTBal      StOpp2
                                                        ----------   ----------   -----------
   Reinvested dividends .............................      112,195      601,957       127,923
   Mortality and expense risk charges (note 2) ......     (161,897)    (288,764)     (405,409)
                                                        ----------   ----------   -----------
      Net investment income (loss) ..................      (49,702)     313,193      (277,486)
                                                        ----------   ----------   -----------

   Proceeds from mutual fund shares sold ............    1,977,350    3,603,018     2,683,482
   Cost of mutual fund shares sold ..................   (2,308,362)  (4,161,444)   (3,735,371)
                                                        ----------   ----------   -----------
      Realized gain (loss) on investments ...........     (331,012)    (558,426)   (1,051,889)
   Change in unrealized gain (loss)
      on investments ................................   (3,654,788)  (4,469,751)   (9,923,064)
                                                        ----------   ----------   -----------
      Net gain (loss) on investments ................   (3,985,800)  (5,028,177)  (10,974,953)
                                                        ----------   ----------   -----------
   Reinvested capital gains .........................           --           --       592,956
                                                        ----------   ----------   -----------
         Net increase (decrease) in contract owners'
          equity resulting from operations ..........   (4,035,502)  (4,714,984)  (10,659,483)
                                                        ==========   ==========   ===========

                 See accompanying notes to financial statements.

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================================================================================

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                               Total                      AIMCapAp
                                                   ----------------------------   -----------------------
Investment activity:                                    2002           2001          2002         2001
                                                   -------------   ------------   ----------   ----------
   Net investment income (loss) ................   $   1,716,843      2,698,352      (53,084)     (72,935)
   Realized gain (loss) on investments .........     (40,284,951)   (95,082,237)    (237,752)  (2,563,480)
   Change in unrealized gain (loss)
      on investments ...........................     (97,700,045)   (70,791,667)    (973,829)     543,602
   Reinvested capital gains ....................       3,186,108     51,035,601           --      423,971
                                                   -------------   ------------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (133,082,045)  (112,139,951)  (1,264,665)  (1,668,842)
                                                   -------------   ------------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners ..........................      52,193,276     61,970,584      597,136      864,692
   Transfers between funds
      (including fixed account), net (note 3) ..     (17,757,521)    (8,326,613)    (453,709)    (230,955)
   Redemptions .................................     (93,437,784)  (122,879,029)    (610,279)    (567,528)
   Annuity benefits ............................         (84,465)      (105,376)         (11)          --
   Annual contract maintenance charges
      (note 2) .................................      (1,478,530)    (1,527,700)      (9,852)     (10,188)
   Contingent deferred sales charges
      (note 2) .................................        (821,531)    (1,366,720)      (7,568)     (12,553)
   Adjustments to maintain reserves ............          84,276         81,859        1,804         (215)
                                                   -------------   ------------   ----------   ----------
      Net equity transactions ..................     (61,302,279)   (72,152,995)    (482,479)      43,253
                                                   -------------   ------------   ----------   ----------

Net change in contract owners' equity ..........    (194,384,324)  (184,292,946)  (1,747,144)  (1,625,589)
Contract owners' equity beginning
   of period ...................................     794,566,778    978,859,724    5,241,010    6,866,599
                                                   -------------   ------------   ----------   ----------
Contract owners' equity end of period ..........   $ 600,182,454    794,566,778    3,493,866    5,241,010
                                                   =============   ============   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................      30,923,210     32,596,097      493,053      489,105
                                                   -------------   ------------   ----------   ----------
   Units purchased .............................       3,292,623     13,952,118       67,811        5,483
   Units redeemed ..............................      (5,683,603)   (15,625,005)    (120,827)      (1,535)
                                                   -------------   ------------   ----------   ----------
   Ending units ................................      28,532,230     30,923,210      440,037      493,053
                                                   =============   ============   ==========   ==========

                                                         AIMIntEq                ACVPBal
                                                   -------------------   -----------------------
Investment activity:                                 2002       2001        2002         2001
                                                   --------   --------   ----------   ----------
   Net investment income (loss) ................     (3,630)    (6,467)      78,484      102,326
   Realized gain (loss) on investments .........    (25,364)  (406,408)    (174,902)    (616,225)
   Change in unrealized gain (loss)
      on investments ...........................    (63,796)   205,186     (525,806)     (40,045)
   Reinvested capital gains ....................         --     16,178           --      218,578
                                                   --------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (92,790)  (191,511)    (622,224)    (335,366)
                                                   --------   --------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners ..........................     76,594    100,711      261,862      268,831
   Transfers between funds
      (including fixed account), net (note 3) ..    (69,484)   (17,481)      36,908        9,934
   Redemptions .................................    (71,856)   (34,435)    (783,977)    (961,090)
   Annuity benefits ............................         --         --           --           --
   Annual contract maintenance charges
      (note 2) .................................     (1,110)    (1,069)     (10,430)     (10,827)
   Contingent deferred sales charges
      (note 2) .................................       (904)      (932)      (6,686)      (6,431)
   Adjustments to maintain reserves ............        (31)       (38)         (26)       3,723
                                                   --------   --------   ----------   ----------
      Net equity transactions ..................    (66,791)    46,756     (502,349)    (695,860)
                                                   --------   --------   ----------   ----------

Net change in contract owners' equity ..........   (159,581)  (144,755)  (1,124,573)  (1,031,226)
Contract owners' equity beginning
   of period ...................................    614,611    759,366    5,869,743    6,900,969
                                                   --------   --------   ----------   ----------
Contract owners' equity end of period ..........    455,030    614,611    4,745,170    5,869,743
                                                   ========   ========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     64,827     60,444      606,540      678,861
                                                   --------   --------   ----------   ----------
   Units purchased .............................      8,465      5,885       35,280       65,370
   Units redeemed ..............................    (15,621)    (1,502)     (92,575)    (137,691)
                                                   --------   --------   ----------   ----------
   Ending units ................................     57,671     64,827      549,245      606,540
                                                   ========   ========   ==========   ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           ACVPCapAp                  ACVPIncGr
                                                   -------------------------   ----------------------
Investment activity:                                   2002          2001         2002         2001
                                                   -----------   -----------   ----------   ---------
   Net investment income (loss) ................   $  (198,677)     (297,059)     (10,403)    (32,994)
   Realized gain (loss) on investments .........    (2,300,966)   (6,434,086)    (174,104)   (618,124)
   Change in unrealized gain (loss)
      on investments ...........................    (1,430,145)  (11,003,532)  (1,333,707)   (157,313)
   Reinvested capital gains ....................            --     8,950,005           --          --
                                                   -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (3,929,788)   (8,784,672)  (1,518,214)   (808,431)
                                                   -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners ..........................       932,718     1,244,212      744,136     996,816
   Transfers between funds
      (including fixed account), net (note 3)...      (764,031)   (1,545,948)    (367,008)    (38,610)
   Redemptions .................................    (2,590,963)   (3,908,295)    (750,205)   (719,961)
   Annuity benefits ............................        (2,172)       (2,749)          --          --
   Annual contract maintenance charges
      (note 2) .................................       (35,141)      (40,963)     (13,869)    (13,642)
   Contingent deferred sales charges
      (note 2) .................................       (20,871)      (32,314)     (10,174)    (15,549)
   Adjustments to maintain reserves ............           403         7,584        1,667        (122)
                                                   -----------   -----------   ----------   ---------
         Net equity transactions ...............    (2,480,057)   (4,278,473)    (395,453)    208,932
                                                   -----------   -----------   ----------   ---------

Net change in contract owners' equity ..........    (6,409,845)  (13,063,145)  (1,913,667)   (599,499)
Contract owners' equity beginning
   of period ...................................    19,096,963    32,160,108    7,507,409   8,106,908
                                                   -----------   -----------   ----------   ---------
Contract owners' equity end of period ..........   $12,687,118    19,096,963    5,593,742   7,507,409
                                                   ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .............................     1,073,719     1,283,756      619,930     605,490
                                                   -----------   -----------   ----------   ---------
   Units purchased .............................        60,298        75,238       79,115      19,925
   Units redeemed ..............................      (216,893)     (285,275)    (118,780)     (5,485)
                                                   -----------   -----------   ----------   ---------
   Ending units ................................       917,124     1,073,719      580,265     619,930
                                                   ===========   ===========   ==========   =========

                                                            DrySRGro                    DryStkIx
                                                   -------------------------   -------------------------
Investment activity:                                   2002          2001          2002          2001
                                                   -----------   -----------   -----------   -----------
   Net investment income (loss) ................      (335,231)     (561,559)       53,029      (184,719)
   Realized gain (loss) on investments .........      (959,152)   (3,176,834)   (1,687,472)    6,335,916
   Change in unrealized gain (loss)
      on investments ...........................   (10,292,797)   (9,111,325)  (17,446,688)  (19,690,592)
   Reinvested capital gains ....................            --            --            --       437,541
                                                   -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................   (11,587,180)  (12,849,718)  (19,081,131)  (13,101,854)
                                                   -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners ..........................     4,152,369     5,609,943     7,389,450     9,197,839
   Transfers between funds
      (including fixed account), net (note 3)...    (3,570,554)   (2,647,998)   (2,450,867)   (1,650,816)
   Redemptions .................................    (3,695,953)   (4,059,448)   (8,564,710)   (9,769,594)
   Annuity benefits ............................            --            --        (2,135)       (2,583)
   Annual contract maintenance charges
      (note 2) .................................       (86,398)      (98,836)     (160,984)     (168,223)
   Contingent deferred sales charges
      (note 2) .................................       (49,603)     (102,355)      (98,427)     (167,335)
   Adjustments to maintain reserves ............        (4,667)       (1,593)       (4,382)        2,223
                                                   -----------   -----------   -----------   -----------
         Net equity transactions ...............    (3,254,806)   (1,300,287)   (3,892,055)   (2,558,489)
                                                   -----------   -----------   -----------   -----------

Net change in contract owners' equity ..........   (14,841,986)  (14,150,005)  (22,973,186)  (15,660,343)
Contract owners' equity beginning
   of period ...................................    40,287,346    54,437,351    82,998,865    98,659,208
                                                   -----------   -----------   -----------   -----------
Contract owners' equity end of period ..........    25,445,360    40,287,346    60,025,679    82,998,865
                                                   ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .............................     1,810,739     1,869,572     3,239,607     3,337,469
                                                   -----------   -----------   -----------   -----------
   Units purchased .............................       239,516     6,649,274       370,415       917,223
   Units redeemed ..............................      (419,145)   (6,708,107)     (552,184)   (1,015,085)
                                                   -----------   -----------   -----------   -----------
   Ending units ................................     1,631,110     1,810,739     3,057,838     3,239,607
                                                   ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                DryVIFApp                 DryVIFDevLd
                                                        -------------------------   --------------------------
Investment activity:                                        2002          2001          2002          2001
                                                        -----------   -----------   ------------   -----------
   Net investment income (loss) .....................   $   (12,630)      (43,802)      (921,757)      (730,793)
   Realized gain (loss) on investments ..............       (81,592)   (1,170,320)    (1,091,157)   (24,780,154)
   Change in unrealized gain (loss)
      on investments ................................    (1,722,228)       87,854    (14,818,157)    12,905,315
   Reinvested capital gains .........................            --            --             --      5,568,307
                                                        -----------   -----------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...    (1,816,450)   (1,126,268)   (16,831,071)    (7,037,325)
                                                        -----------   -----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners ...............................     1,283,769     1,435,496      7,377,419      8,518,540
   Transfers between funds
      (including fixed account), net (note 3) .......       178,098       194,995     (2,392,545     (1,584,890)
   Redemptions ......................................    (1,050,825)   (1,087,858)    (8,226,156     (7,721,611)
   Annuity benefits .................................            --            --             --             --
   Annual contract maintenance charges
      (note 2) ......................................       (21,409)      (20,062)      (208,871)      (206,386)
   Contingent deferred sales charges
      (note 2) ......................................       (13,066)      (26,121)      (114,168)      (191,708)
   Adjustments to maintain reserves .................          (190)         (194)       (13,698)        (3,048)
                                                        -----------   -----------   ------------   ------------
      Net equity transactions .......................       376,377       496,256     (3,578,019     (1,189,103)
                                                        -----------   -----------   ------------   ------------

Net change in contract owners' equity ...............    (1,440,073)     (630,012)   (20,409,090)    (8,226,428)
Contract owners' equity beginning of period .........     9,833,648    10,463,660     84,836,802     93,063,230
                                                        -----------   -----------   ------------   ------------
Contract owners' equity end of period ...............   $ 8,393,575     9,833,648     64,427,712     84,836,802
                                                        ===========   ===========   ============   ============

CHANGES IN UNITS:
   Beginning units ..................................       773,509       736,683      4,022,943      4,088,865
                                                        -----------   -----------   ------------   ------------
   Units purchased ..................................        42,125        51,095        443,387        652,846
   Units redeemed ...................................       (12,422)      (14,269)      (638,190)      (718,768)
                                                        -----------   -----------   ------------   ------------
   Ending units .....................................       803,212       773,509      3,828,140      4,022,943
                                                        ===========   ===========   ============   ============

                                                              DryVIFQualBd                 FidVIPEI
                                                        ------------------------   ---------------------------
Investment activity:                                       2002          2001          2002           2001
                                                        -----------   ----------   ------------   ------------
   Net investment income (loss) .....................       381,676      388,835        460,481        498,683
   Realized gain (loss) on investments ..............       (58,898)     205,694     (1,462,033)     3,816,897
   Change in unrealized gain (loss)
      on investments ................................       307,570     (279,497)   (18,438,803)   (16,596,818)
   Reinvested capital gains .........................            --       65,065      2,121,066      5,241,376
                                                        -----------   ----------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...       630,348      380,097    (17,319,289)    (7,039,862)
                                                        -----------   ----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners ...............................       943,735      832,506      6,855,572      7,726,657
   Transfers between funds
      (including fixed account), net (note 3) .......       918,714    2,147,003     (2,621,189)    (1,067,750)
   Redemptions ......................................    (1,184,357)    (614,320)   (11,616,499)   (14,430,731)
   Annuity benefits .................................            --           --         (3,245)        (4,738)
   Annual contract maintenance charges
      (note 2) ......................................       (21,129)     (15,914)      (181,004)      (182,614)
   Contingent deferred sales charges
      (note 2) ......................................       (12,027)     (16,413)      (100,367)      (186,768)
   Adjustments to maintain reserves .................         3,596          (97)         9,934         (3,699)
                                                        -----------   ----------   ------------   ------------
      Net equity transactions .......................       648,532    2,332,765     (7,656,798)    (8,149,643)
                                                        -----------   ----------   ------------   ------------

Net change in contract owners' equity ...............     1,278,880    2,712,862    (24,976,087)   (15,189,505)
Contract owners' equity beginning of period .........     9,390,175    6,677,313     99,179,105    114,368,610
                                                        -----------   ----------   ------------   ------------
Contract owners' equity end of period ...............    10,669,055    9,390,175     74,203,018     99,179,105
                                                        ===========   ==========   ============   ============

CHANGES IN UNITS:
   Beginning units ..................................       684,297      512,373      4,156,274      4,495,596
                                                        -----------   ----------   ------------   ------------
   Units purchased ..................................        64,521      199,819        337,377        499,155
   Units redeemed ...................................       (18,060)     (27,895)      (700,666)      (838,477)
                                                        -----------   ----------   ------------   ------------
   Ending units .....................................       730,758      684,297      3,792,985      4,156,274
                                                        ===========   ==========   ============   ============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,Continued
Years Ended December 31, 2002 and 2001

                                                            FidVIPHI                   FrVIPForSec
                                                   -------------------------   ------------------------
Investment activity:                                   2002          2001         2002          2001
                                                   -----------   -----------   ----------   -----------
   Net investment income (loss) ................   $ 1,402,132     1,962,816      138,891       564,590
   Realized gain (loss) on investments .........      (331,109)  (11,532,616)    (347,419)  (13,400,746)
   Change in unrealized gain (loss)
      on investments ...........................      (808,524)    7,260,869   (5,346,985)     (548,814)
   Reinvested capital gains ....................            --            --           --     7,320,179
                                                   -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       262,499    (2,308,931)  (5,555,513)   (6,064,791)
                                                   -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners ..........................     1,860,405     2,373,742    2,706,049     3,226,470
   Transfers between funds
      (including fixed account), net (note 3) ..    (1,063,733)   (1,371,441)    (773,997)   (1,244,257)
   Redemptions .................................    (1,563,948)   (1,477,166)  (2,853,388)   (2,633,652)
   Annuity benefits ............................            --            --           --            --
   Annual contract maintenance charges
      (note 2) .................................       (41,912)      (40,992)     (58,235)      (58,191)
   Contingent deferred sales charges
      (note 2) .................................       (23,139)      (40,696)     (35,784)      (61,227)
   Adjustments to maintain reserves ............        (3,825)         (319)       2,676        (1,186)
                                                   -----------   -----------   ----------   -----------
      Net equity transactions ..................      (836,152)     (556,872)  (1,012,679)     (772,043)
                                                   -----------   -----------   ----------   -----------

Net change in contract owners' equity ..........      (573,653)   (2,865,803)  (6,568,192)   (6,836,834)
Contract owners' equity beginning
   of period ...................................    15,194,559    18,060,362   29,059,692    35,896,526
                                                   -----------   -----------   ----------   -----------
Contract owners' equity end of period ..........   $14,620,906    15,194,559   22,491,500    29,059,692
                                                   ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .............................     1,468,701     1,520,751    1,762,526     1,810,275
                                                   -----------   -----------   ----------   -----------
   Units purchased .............................       204,035     1,563,843      202,330     1,295,182
   Units redeemed ..............................      (288,184)   (1,615,893)    (271,218)   (1,342,931)
                                                   -----------   -----------   ----------   -----------
   Ending units ................................     1,384,552     1,468,701    1,693,638     1,762,526
                                                   ===========   ===========   ==========   ===========

                                                       GVITFHiInc             GVITGvtBd
                                                   -----------------   -----------------------
Investment activity:                                 2002      2001       2002         2001
                                                   -------   -------   ----------   ----------
   Net investment income (loss) ................    43,197    40,516    1,794,776    2,078,185
   Realized gain (loss) on investments .........   (21,937)  (57,197)     582,285    2,016,045
   Change in unrealized gain (loss)
      on investments ...........................   (10,110)   21,442    2,389,061     (961,868)
   Reinvested capital gains ....................        --        --      472,086       77,511
                                                   -------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    11,150     4,761    5,238,208    3,209,873
                                                   -------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners ..........................    64,059    57,374    2,283,716    1,983,176
   Transfers between funds
      (including fixed account), net (note 3) ..   111,457   284,875    3,961,455    5,277,140
   Redemptions .................................   (91,894)  (36,527)  (9,280,891)  (9,625,814)
   Annuity benefits ............................        --        --      (14,144)     (13,280)
   Annual contract maintenance charges
      (note 2) .................................    (1,619)   (1,077)     (95,908)     (87,826)
   Contingent deferred sales charges
      (note 2) .................................    (1,245)     (995)     (48,203)     (52,228)
   Adjustments to maintain reserves ............        73        17      (21,338)         994
                                                   -------   -------   ----------   ----------
      Net equity transactions ..................    80,831   303,667   (3,215,313)  (2,517,838)
                                                   -------   -------   ----------   ----------

Net change in contract owners' equity ..........    91,981   308,428    2,022,895      692,035
Contract owners' equity beginning
   of period ...................................   558,363   249,935   57,612,543   56,920,508
                                                   -------   -------   ----------   ----------
Contract owners' equity end of period ..........   650,344   558,363   59,635,438   57,612,543
                                                   =======   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................    55,237    25,431    1,449,376    1,515,627
                                                   -------   -------   ----------   ----------
   Units purchased .............................    10,619    32,877      162,673      368,038
   Units redeemed ..............................    (2,716)   (3,071)    (241,747)    (434,289)
                                                   -------   -------   ----------   ----------
   Ending units ................................    63,140    55,237    1,370,302    1,449,376
                                                   =======   =======   ==========   ==========

                                                                       continued

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,Continued
Years Ended December 31, 2002 and 2001

                                                           GVITGrowth                GVITMyMkt
                                                   ------------------------   -----------------------
Investment activity:                                   2002         2001         2002         2001
                                                   -----------   ----------   ----------   ----------
   Net investment income (loss).................   $  (143,855)    (222,632)    (121,521)     622,288
   Realized gain (loss) on investments..........    (9,553,862)  (3,773,036)          --           --
   Change in unrealized gain (loss)
      on investments............................     5,575,883   (2,917,510)          --           --
   Reinvested capital gains.....................            --           --           --           --
                                                   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (4,121,834)  (6,913,178)    (121,521)     622,288
                                                   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners...........................       232,872      338,339    1,130,403    1,096,973
   Transfers between funds
      (including fixed account), net (note 3)...    (1,711,869)     486,947    1,796,730    4,927,476
   Redemptions..................................    (1,697,191)  (2,347,054)  (7,338,575)  (8,071,090)
   Annuity benefits.............................        (2,617)      (3,325)      (2,213)      (2,272)
   Annual contract maintenance charges
      (note 2)..................................       (24,172)     (29,707)     (38,047)     (37,044)
   Contingent deferred sales charges
      (note 2)..................................        (7,058)      (7,194)     (51,313)     (64,549)
   Adjustments to maintain reserves.............          (981)       9,709      103,272        5,726
                                                   -----------   ----------   ----------   ----------
         Net equity transactions................    (3,211,016)  (1,552,285)  (4,399,743)  (2,144,780)
                                                   -----------   ----------   ----------   ----------

Net change in contract owners' equity...........    (7,332,850)  (8,465,463)  (4,521,264)  (1,522,492)
Contract owners' equity beginning
   of period....................................    14,981,893   23,447,356   26,585,975   28,108,467
                                                   -----------   ----------   ----------   ----------
Contract owners' equity end of period...........   $ 7,649,043   14,981,893   22,064,711   26,585,975
                                                   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................       923,014    1,024,504    1,074,779    1,161,029
                                                   -----------   ----------   ----------   ----------
   Units purchased..............................        18,576       72,573      120,353    1,170,705
   Units redeemed...............................      (271,942)    (174,063)    (301,735)  (1,256,955)
                                                   -----------   ----------   ----------   ----------
   Ending units.................................       669,648      923,014      893,397    1,074,779
                                                   ===========   ==========   ==========   ==========

                                                           GVITTotRt                   JanIntGr
                                                   -------------------------   -----------------------
Investment activity:                                  2002          2001          2002         2001
                                                   -----------   -----------   ----------   ----------
   Net investment income (loss).................      (821,040)   (1,286,396)     (49,702)     (45,441)
   Realized gain (loss) on investments..........   (20,418,190)  (17,488,187)    (331,012)  (6,785,983)
   Change in unrealized gain (loss)
      on investments............................   (14,713,381)  (23,048,745)  (3,654,788)   1,721,556
   Reinvested capital gains ....................            --     6,046,597           --           --
                                                   -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (35,952,611)  (35,776,731)  (4,035,502)  (5,109,868)
                                                   -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners...........................     6,512,484     8,066,598    1,806,752    2,530,376
   Transfers between funds
      (including fixed account), net (note 3)...    (6,168,793)   (8,898,991)  (1,267,558)  (1,404,830)
   Redemptions..................................   (23,395,967)  (44,635,812)  (1,441,877)  (1,243,798)
   Annuity benefits.............................       (57,705)      (76,244)          --           --
   Annual contract maintenance charges
      (note 2)..................................      (320,951)     (351,681)     (26,489)     (27,748)
   Contingent deferred sales charges
      (note 2)..................................      (132,460)     (222,383)     (19,354)     (30,323)
   Adjustments to maintain reserves.............        10,833        55,926        5,347         (613)
                                                   -----------   -----------   ----------   ----------
         Net equity transactions................   (23,552,559)  (46,062,587)    (943,179)    (176,936)
                                                   -----------   -----------   ----------   ----------

Net change in contract owners' equity...........   (59,505,170)  (81,839,318)  (4,978,681)  (5,286,804)
Contract owners' equity beginning
   of period....................................   205,144,416   286,983,734   15,631,109   20,917,913
                                                   -----------   -----------   ----------   ----------
Contract owners' equity end of period...........   145,639,246   205,144,416   10,652,428   15,631,109
                                                   ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................     2,508,755     3,056,957    1,200,242    1,216,856
                                                   -----------   -----------   ----------   ----------
   Units purchased..............................        92,139       109,806      174,398       15,151
   Units redeemed...............................      (418,283)     (658,008)    (261,530)     (31,765)
                                                   -----------   -----------   ----------   ----------
   Ending units.................................     2,182,611     2,508,755    1,113,110    1,200,242
                                                   ===========   ===========   ==========   ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,Continued
Years Ended December 31,2002 and 2001

                                                            NBAMTBal                    StOpp2
                                                   -------------------------   ------------------------
Investment activity:                                  2002          2001           2002         2001
                                                   -----------   -----------   -----------   ----------
   Net investment income (loss).................   $   313,193       191,429      (277,486)    (266,519)
   Realized gain (loss) on investments..........      (558,426)  (15,498,668)   (1,051,889)     845,275
   Change in unrealized gain (loss)
      on investments............................    (4,469,751)     (843,638)   (9,923,064)  (8,337,794)
   Reinvested capital gains.....................            --    10,904,056       592,956    5,766,237
                                                   -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (4,714,984)   (5,246,821)  (10,659,483)  (1,992,801)
                                                   -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners...........................     1,500,603     1,726,151     3,481,173    3,775,142
   Transfers between funds
      (including fixed account), net (note 3)...      (978,568)   (1,561,934)     (106,978)   1,610,918
   Redemptions..................................    (3,091,175)   (5,263,545)   (3,537,098)  (3,669,700)
   Annuity benefits.............................          (223)         (185)           --           --
   Annual contract maintenance charges
      (note 2)..................................       (47,397)      (51,591)      (73,603)     (73,119)
   Contingent deferred sales charges
      (note 2)..................................       (19,279)      (46,409)      (49,835)     (82,237)
   Adjustments to maintain reserves.............        (2,300)        7,581        (3,891)        (500)
                                                   -----------   -----------   -----------   ----------
      Net equity transactions...................    (2,638,339)   (5,189,932)     (290,232)   1,560,504
                                                   -----------   -----------   -----------   ----------

Net change in contract owners' equity...........    (7,353,323)  (10,436,753)  (10,949,715)    (432,297)
Contract owners' equity beginning
   of period....................................    26,839,819    37,276,572    38,102,732   38,535,029
                                                   -----------   -----------   -----------   ----------
Contract owners' equity end of period...........   $19,486,496    26,839,819    27,153,017   38,102,732
                                                   ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units..............................     1,243,885     1,477,192     1,691,257    1,629,261
                                                   -----------   -----------   -----------   ----------
   Units purchased..............................        81,384        97,204       477,803       85,426
   Units redeemed...............................      (220,720)     (330,511)     (500,162)     (23,430)
                                                   -----------   -----------   -----------   ----------
   Ending units.................................     1,104,549     1,243,885     1,668,898    1,691,257
                                                   ===========   ===========   ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.The initial funding was redeemed in 1999.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September
          2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Capital Appreciation Fund - Series I
                    Shares (AIMCapAp)
                    AIM VIF - International Equity Fund - Series I Shares (AIMIntEq)

               Portfolios of the American Century Variable Portfolios, Inc.(American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP - Income & Growth Fund - Class
                    I (ACVPIncGr)

               The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Quality Bond Portfolio - Initial Shares (DryVIFQualBd)
                    Dreyfus VIF - Small Cap Portfolio - Initial Shares (DryVIFSmCap)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)

               Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiLnc)
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation Fund)(GVITGrowth)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

               Portfolio of the Janus Aspen Series (Janus AS);
                    Janus AS - International Growth Portfolio - Institutional Shares (JanLntGr)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

               Strong Opportunity Fund II, Inc. (StOpp2)

               *At December 31, 2002, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, Continued


     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

     (g)  Reclassifications

          Certain amounts in the 2001 financial statements have been reclassified to conform to the 2002 presentation.

(2) Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. No charges were deducted from the initial funding, or from earnings thereon.

(3) Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $937,367 and $3,795,872, respectively, and total transfers from the Account to the fixed account were $5,287,771 and $8,814,892, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2002. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                                 Contract                                             Investment
                                                  Expense                  Unit         Contract        Income       Total
                                                   Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ---------   ----------   --------------   ----------   ---------

     AIM VIF - Capital Appreciation Fund - Series I Shares

        2002 .................................     1.30%        5,920   $ 7.936045     $    46,980       0.00%      -25.34%
                                                   1.30%      434,117         7.94       3,446,886       0.00%      -25.34%
        2001 .................................     1.30%      493,053    10.629714       5,241,012       0.00%      -24.28%
        2000 .................................     1.30%      489,105    14.039112       6,866,600       0.00%      -12.06%
        1999 .................................     1.30%      177,522    15.964823       2,834,107       0.09%       42.74%
        1998 .................................     1.30%       80,661    11.184821         902,179       0.28%       17.75%

     AIM VIF - International Equity Fund - Series I Shares

        2002 .................................     1.30%       57,534         7.89         453,947       0.54%      -16.77%
                                                   1.30%          137     7.890688           1,083       0.54%      -16.77%
        2001 .................................     1.30%       64,827     9.480766         614,610       0.30%      -24.53%
        2000 .................................     1.30%       60,445    12.562930         759,366       0.35%      -27.36%
        1999 .................................     1.30%       18,221    17.293870         315,112       0.75%       53.03%
        1998 .................................     1.30%       12,288    11.300603         138,862       1.67%       13.99%

     American Century VP - Balanced Fund - Class I+

        2002 .................................     1.30%      218,265     8.638585       1,885,499       2.74%      -10.73%
                                                   1.30%      330,980         8.64       2,859,671       2.74%      -10.73%
        2001 .................................     1.30%      606,540     9.677376       5,869,716       2.88%       -4.80%
        2000 .................................     1.30%      678,861    10.165458       6,900,933       3.09%       -3.91%
        1999 .................................     1.30%      889,990    10.579044       9,415,243       2.86%       13.27%
        1998 .................................     1.30%      555,633    18.104123      10,059,248       2.11%       15.67%

      Initial Funding by Depositor
        1998 .................................       --        25,000    19.938436         498,461       2.11%       15.67%

     American Century VP - Capital Appreciation Fund - Class I

        2002 .................................     1.30%      400,478    13.819339       5,534,342       0.00%      -22.23%
                                                   1.30%      516,646        13.82       7,140,048       0.00%      -22.23%
        2001 .................................     1.30%    1,073,719    17.768711      19,078,603       0.00%      -29.01%
        2000 .................................     1.30%    1,283,756    25.029137      32,131,305       0.00%        7.62%
        1999 .................................     1.30%    1,434,464    23.256156      33,360,119       0.00%       62.39%
        1998 .................................     1.30%    1,703,940    14.321327      24,402,682       0.00%       -3.43%

     American Century VP - Income & Growth Fund - Class I

        2002 .................................     1.30%        5,859     9.637195          56,465       1.08%      -20.42%
                                                   1.30%      574,406         9.64       5,537,277       1.08%      -20.42%
        2001 .................................     1.30%      619,930    12.110099       7,507,414       0.86%       -9.55%
        2000 .................................     1.30%      605,490    13.389004       8,106,908       0.57%      -11.77%
        1999 .................................     1.30%      602,533    15.175314       9,143,627       0.02%       16.49%
        1998 .................................     1.30%      341,016    13.027526       4,442,595       0.96%       25.22%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS,Continued

                                                 Contract                                             Investment
                                                  Expense                  Unit         Contract        Income       Total
                                                   Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ---------   ----------   --------------   ----------   ---------

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .................................     1.30%       15,461    15.603132         241,234       0.21%      -29.87%
                                                   1.30%    1,615,649        15.60      25,204,126       0.21%      -29.87%
        2001 .................................     1.30%    1,810,739    22.249122      40,287,353       0.06%      -23.59%
        2000 .................................     1.30%    1,869,572    29.117547      54,437,351       0.79%      -12.18%
        1999 .................................     1.30%    1,800,635    33.157285      59,704,168       0.02%       28.39%
        1998 .................................     1.30%    1,482,215    25.825425      38,278,832       0.24%       27.70%

     Dreyfus Stock Index Fund - Initial Shares

        2002 .................................     1.30%    2,657,073        19.63      52,158,352       1.31%      -23.37%
                                                   1.30%      400,765    19.630772       7,867,327       1.31%      -23.37%
        2001 .................................     1.30%    3,239,607    25.618669      82,994,419       1.05%      -13.33%
        2000 .................................     1.30%    3,337,468    29.558751      98,651,386       0.94%      -10.45%
        1999 .................................     1.30%    3,729,766    33.009632     123,118,203       1.11%       19.04%
        1998 .................................     1.30%    3,337,738    27.730490      92,557,110       1.35%       26.55%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares

        2002 .................................     1.30%        4,940    10.450363          51,629       1.13%      -17.80%
                                                   1.30%      798,272        10.45       8,341,946       1.13%      -17.80%
        2001 .................................     1.30%      773,509    12.713043       9,833,653       0.83%      -10.50%
        2000 .................................     1.30%      736,682    14.203768      10,463,660       0.61%       -1.94%
        1999 .................................     1.30%      856,103    14.484129      12,399,906       0.76%       10.01%
        1998 .................................     1.30%      442,765    13.166473       5,829,653       1.00%       28.53%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares

        2002 .................................     1.30%    3,795,742        16.83      63,882,345       0.05%      -20.18%
                                                   1.30%       32,398    16.833459         545,367       0.05%      -20.18%
        2001 .................................     1.30%    4,022,943    21.088243      84,836,800       0.42%       -7.35%
        2000 .................................     1.30%    4,088,865    22.760162      93,063,230       0.37%       11.84%
        1999 .................................     1.30%    4,068,163    20.350320      82,788,419       0.07%       21.55%
        1998 .................................     1.30%    4,375,640    16.742421      73,258,807       0.00%       -4.70%

     Dreyfus VIF - Quality Bond Portfolio - Initial Shares

        2002 .................................     1.30%      726,030        14.60      10,600,042       5.06%        6.36%
                                                   1.30%        4,728    14.595705          69,013       5.06%        6.36%
        2001 .................................     1.30%      684,297    13.722374       9,390,179       6.16%        5.30%
        2000 .................................     1.30%      512,373    13.032134       6,677,314       5.92%        9.76%
        1999 .................................     1.30%      532,312    11.873090       6,320,188       5.57%       -1.13%
        1998 .................................     1.30%      565,176    12.008318       6,786,813       5.86%        4.12%

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class

        2002 .................................     1.30%      596,921    19.556483      11,673,680       1.80%      -18.03%
                                                   1.30%    3,196,064        19.56      62,515,003       1.80%      -18.03%
        2001 .................................     1.30%    4,156,274    23.857464      99,158,157       1.75%       -6.20%
        2000 .................................     1.30%    4,495,596    25.434075     114,341,326       1.76%        7.02%
        1999 .................................     1.30%    5,782,561    23.766053     137,428,651       1.54%        4.95%
        1998 .................................     1.30%    6,528,437    22.645632     147,840,582       1.30%       10.18%

                                                 Contract                                             Investment
                                                  Expense                  Unit        Contract         Income       Total
                                                   Rate*      Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                 --------   ---------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - High Income Portfolio - Initial Class

        2002..................................     1.30%       11,484    10.562700        121,304       10.63%        2.10%
                                                   1.30%    1,373,068        10.56     14,499,602       10.63%        2.10%
        2001..................................     1.30%    1,468,701    10.345574     15,194,555       13.13%      -12.89%
        2000..................................     1.30%    1,520,751    11.875950     18,060,363        7.61%      -23.48%
        1999..................................     1.30%    1,617,224    15.519485     25,098,484        9.18%        6.75%
        1998..................................     1.30%    1,733,829    14.538235     25,206,813        6.39%       -5.57%

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I

        2002..................................     1.30%    1,683,288        13.28      22,354,071       1.82%      -19.47%
                                                   1.30%       10,350    13.277855         137,429       1.82%      -19.47%
        2001..................................     1.30%    1,762,526    16.487526      29,059,693       5.99%      -16.85%
        2000..................................     1.30%    1,810,275    19.829322      35,896,526       2.04%       -3.45%
        1999..................................     1.30%    1,970,610    20.538218      40,472,818       2.53%       22.01%
        1998..................................     1.30%    2,111,021    16.833378      35,535,614       2.24%        7.91%

     Gartmore GVIT Federated High Income Bond Fund - Class I

        2002..................................     1.30%          164    10.298837           1,692       8.42%        1.88%
                                                   1.30%       62,976        10.30         648,652       8.42%        1.88%
        2001..................................     1.30%       55,237    10.108455         558,361      11.51%        2.85%
        2000..................................     1.30%       25,431     9.827966         249,935       9.60%       -9.46%
        1999..................................     1.30%       32,624    10.855151         354,138       8.96%        1.85%
        1998..................................     1.30%       27,267    10.658111         290,615       8.48%        4.42%

     Gartmore GVIT Government Bond Fund - Class I
      Tax qualified

        2002..................................     1.30%      578,186    43.467280      25,132,177       4.33%        9.54%
                                                   1.30%      495,829        43.47      21,553,668       4.33%        9.54%
        2001..................................     1.30%    1,129,199    39.681226      44,808,001       4.95%        5.85%
        2000..................................     1.30%    1,136,862    37.487059      42,617,613       5.54%       11.08%
        1999..................................     1.30%    1,576,867    33.746688      53,214,039       5.23%       -3.62%
        1998..................................     1.30%    2,177,680    35.013105      76,247,338       5.19%        7.49%

      Non-tax qualified
      2002....................................     1.30%      275,972    43.483340      12,000,203       4.33%        9.54%
                                                   1.30%       20,315        43.48         883,280       4.33%        9.54%
      2001....................................     1.30%      320,177    39.695887      12,709,710       4.95%        5.85%
      2000....................................     1.30%      378,765    37.500904      14,204,030       5.54%       11.08%
      1999....................................     1.30%      597,758    33.759140      20,179,796       5.23%       -3.62%
      1998....................................     1.30%      885,231    35.026017      31,006,116       5.19%        7.49%

     Gartmore GVIT Growth Fund - Class I
        2002..................................     1.30%      667,397    11.401436       7,609,279       0.00%      -29.65%
 .............................................     1.30%        2,251        11.40          25,666       0.00%      -29.65%
        2001..................................     1.30%      923,014    16.206536      14,958,860       0.00%      -29.08%
        2000..................................     1.30%    1,024,504    22.850565      23,410,495       0.20%      -27.48%
        1999..................................     1.30%    1,595,648    31.511115      50,280,648       0.64%        2.92%
        1998..................................     1.30%    2,036,910    30.616503      62,363,061       0.80%       28.28%

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS,Continued

                                                 Contract                                             Investment
                                                 Expense                   Unit        Contract         Income        Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**     Return***
                                                 --------   ---------   ----------   --------------   -----------   ---------
     Gartmore GVIT Money Market Fund - Class I
      Tax qualified
        2002..................................      1.30%      398,579    24.276265      9,676,012       0.78%        -0.10%
 .............................................      1.30%      323,611        24.28      7,857,281       0.78%        -0.10%
        2001..................................      1.30%      860,731    24.301609     20,917,148       3.61%         2.25%
        2000..................................      1.30%      919,829    23.767044     21,861,616       5.43%         4.66%
        1999..................................      1.30%    1,219,198    22.709765     27,687,700       4.81%         3.49%
        1998..................................      1.30%    1,325,652    21.944976     29,091,401       5.12%         3.90%

      Non-tax qualified
        2002..................................      1.30%        6,971        26.38        183,884       0.78%        -0.10%
                                                    1.30%      164,236    26.376600      4,331,979       0.78%        -0.10%
        2001..................................      1.30%      214,048    26.404135      5,651,752       3.61%         2.25%
        2000..................................      1.30%      241,200    25.823320      6,228,585       5.43%         4.66%
        1999..................................      1.30%      316,915    24.674569      7,819,741       4.81%         3.49%
        1998..................................      1.30%      401,628    23.843612      9,576,262       5.12%         3.90%

     Gartmore GVIT Total Return Fund - Class I
      Tax qualified
        2002..................................     1.30%      666,959        67.01      44,692,919       0.84%       -18.43%
                                                   1.30%    1,057,678    67.006421      70,871,195       0.84%       -18.43%
        2001..................................     1.30%    1,953,422    82.145061     160,463,969       0.72%       -12.97%
        2000..................................     1.30%    2,295,705    94.390507     216,692,759       0.59%        -3.39%
        1999..................................     1.30%    3,167,075    97.698445     309,418,303       0.67%         5.55%
        1998..................................     1.30%    4,128,211    92.558757     382,102,079       1.03%        16.54%

      Non-tax qualified
        2002..................................     1.30%       20,204        65.08       1,314,904       0.84%       -18.43%
                                                   1.30%      437,770    65.079111      28,489,707       0.84%       -18.43%
        2001..................................     1.30%      555,333    79.782323      44,305,757       0.72%       -12.97%
        2000..................................     1.30%      761,251    91.675550      69,788,104       0.59%        -3.39%
        1999..................................     1.30%    1,062,496    94.888344     100,818,486       0.67%         5.55%
        1998..................................     1.30%    1,438,302    89.896489     129,298,300       1.03%        16.54%

     Janus AS - International Growth Portfolio - Institutional Shares

        2002..................................     1.30%        8,192     9.565195          78,360       0.85%       -26.55%
                                                   1.30%    1,104,918         9.57      10,574,068       0.85%       -26.55%
        2001..................................     1.30%    1,200,242    13.023294      15,631,104       0.97%       -24.24%
        2000..................................     1.30%    1,216,855    17.190144      20,917,913       6.77%       -17.03%
        1999..................................     1.30%      712,979    20.718419      14,771,798       0.17%        79.91%
        1998..................................     1.30%      326,081    11.516019       3,755,155       1.19%        15.71%

     Neuberger Berman AMT - Balanced Portfolio(R)

        2002..................................     1.30%      747,434        17.64      13,184,733       2.60%       -18.23%
                                                   1.30%      357,115    17.643073       6,300,606       2.60%       -18.23%
        2001..................................     1.30%    1,243,885    21.576158      26,838,259       1.80%       -14.49%
        2000..................................     1.30%    1,477,193    25.233374      37,274,563       1.95%        -5.78%
        1999..................................     1.30%    1,821,436    26.782503      48,782,615       1.55%        31.83%
        1998..................................     1.30%    2,221,931    20.316082      45,140,932       2.31%        10.72%

                                       Contract                                             Investment
                                        Expense                  Unit         Contract        Income       Total
                                         Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                       --------   ---------   ----------   --------------   ----------   ---------
Strong Opportunity Fund II, Inc. ...
   2002 ............................     1.30%    1,652,043        16.27     26,878,742        0.39%      -27.77%
                                         1.30%       16,855    16.272524        274,275        0.39%      -27.77%
   2001 ............................     1.30%    1,691,257    22.529233     38,102,723        0.59%       -4.96%

   2000 ............................     1.30%    1,629,261    23.651845     38,535,029        0.00%        5.22%

   1999 ............................     1.30%    1,531,478    22.530007     34,504,210        0.00%       33.16%

   1998 ............................     1.30%    1,380,584    16.920120     23,359,647        0.28%       12.07%
                                                                             ----------

2002 Reserves for annuity contracts in payout phase: .....          394,504
                                                             --------------
2002 Contract owners' equity .............................   $  600,182,454
                                                             ==============

2001 Reserves for annuity contracts in payout phase: .....          554,970
                                                             --------------
2001 Contract owners' equity .............................   $  794,566,778
                                                             ==============

2000 Reserves for annuity contracts in payout phase: .....          722,814
                                                             --------------
2000 Contract owners' equity .............................   $  978,859,724
                                                             ==============

1999 Reserves for annuity contracts in payout phase: .....          678,144
                                                             --------------
1999 Contract owners' equity .............................   $1,210,908,663
                                                             ==============

1998 Reserves for annuity contracts in payout phase: .....          748,299
                                                             --------------
1998 Contract owners' equity .............................   $1,258,717,456
                                                             ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

+ Under a substitution order effective in 2000, the American Century VP - Balanced Fund - Class I was substituted for the American Century VP - Advantage Portfolio. The financial highlights present data for the American Century VP - Advantage Portfolio through 1999 and American Century VP - Balanced Fund - Class I data thereafter.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

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                                       23

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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